NOTE 11 - INCOME TAXES (Detail) - Schedule of Components of Income Tax Expense (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Current provision	$ 2,893	$ 1,302
Deferred provision	299	527
Total provision for income taxes	$ 3,192	$ 1,829